CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Parenthetical) $ in Thousands	11 Months Ended
Dec. 31, 2020 USD ($)
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Payments related to related parties	$ 2,726